Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Derivative financial instruments
8.	Derivative financial instruments
Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuations and are not used for speculation.
As of December 31, 2022 and 2021, the Company had the following operations:

•
Swap operations, with the main objective of changing the debts index, from floating rates to fixed interest rates or vice versa, exchange of Real to U.S. dollars and vice versa. The fair values of these instruments are measured by the future cash flow, determined by applying contractual interest rates to maturity, and discounted to present value at the date of the financial statements by the prevailing market rates.

•
Purchase of sell and by currency options, in order to protect cash flows for the parent company’s wage costs denominated in Reais, against the risk of currency fluctuations. The financial instrument used by the Company is a zero-cost collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero-net premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers).

•	Non-deliverable forward (NDF), with the purpose of protecting the Company against the risks of exchange rate fluctuations. The fair value is determined by the observable market pricing model.

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2022	12.31.2021
Cash flow hedge designated as hedge accounting					2.4	(1.1)

Payroll expenses settled in Brazilian Reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.12.	281.9	2023	2.4	—
		Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.52.	—	2022	—	(1.1)

Fair value hedge designated as hedge accounting					0.1	0.1

Project development	Interest rate	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.	6.4	2023	0.1	0.1

Others derivatives not designated as hedge accounting					(88.9)	(4.8)

Acquisition of property, plant and equipment	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	—	2024	—	(0.1)
Export	Exchange rate	Non-Deliverable Forwards to exchanges Euro currency debt to US Dollars currency.	10.0	2023	(0.2)	—
Export	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	100.0	2027	8.4	(4.7)
Equity	Embraer Share Price	Equity Swap	17.8	2023	(1.6)	—
EVE Shares (i)	EVE Share Price	Private Warrants - EVEX	14.2	2027	(3.6)	—
EVE Shares (i)	EVE Share Price	Public Warrants - EVEX	11.5	2027	(2.9)	—
EVE Shares (i)	EVE Share Price	Strategic Warrants - EVEX	40.9	2027	(89.0)	—

					(86.4)	(5.8)

(i)
The Company recognized derivative financial liabilities measured at fair value through profit or loss related to warrants issued by subsidiary EVEX, which became exercisable on May 9, 2022. Subsequent remeasurement depends on the option class issued, and can be an option traded on the market, so its fair value is calculated from the unit price of this option, multiplied by the number of options, or else the option, when not traded on the market, has its fair value calculated using its own methodology based on the Black-Scholes options pricing model. The impacts are presented in Note 12.3.3.

In April 2022, the Company entered into contracts with Banco Santander for the exchange of results of future financial flows with financial settlement only, having as reference 6.7 million shares issued by the Company (“Equity Swap”) on B3 with maturity of 18 months. The Company is exposed to price fluctuations in the number of shares in question on the asset and liability side adjusted by
CDI +
1.17
% p.a. On December 31, 2022, the Company had no margin calls related to this operation.
On December 31, 2022 and 2021, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2022	12.31.2021
Assets
Current portion	5.4	0.1
Non-current	5.7	—
Liabilities
Current portion	(57.4)	(2.9)
Non-current	(40.1)	(3.0)

Net derivative financial instruments	(86.4)	(5.8)

As of December 31, 2022, the cash flow hedge movement with impact on other comprehensive results occurred as below:

	31.12.2022	31.12.2021
Reclassified items for results
Cash Flow Hedge
Hedge reserve	4.2	(8.9)
(-) Reclassified for results	1.7	0.2